Basis for presentation (Details) MMBbls in Millions, $ in Millions, $ in Millions		12 Months Ended
	Nov. 29, 2019	Dec. 31, 2020 USD ($) MMBbls	Dec. 31, 2020 COP ($) MMBbls	Dec. 31, 2018
Basis for presentation
Decrease in net assets due to loss of control			$ 65,570
Percentage of Direct Share Holdings Of Share Capital				99.00%
Percentage of Indirect Share Holdings Of Share Capital				1.00%
Expenses for health system to COVID-19			$ 85,387
Number Of Barrels | MMBbls		21.7	21.7
Impairment expenses due to COVID-19			$ 633,156
Line Of Credit Member [Member]
Basis for presentation
Proceeds from borrowings		$ 665
Bonds Member [Member]
Basis for presentation
Proceeds from borrowings		$ 2,000
Invercolsa [member]
Basis for presentation
Percentage of ownership interest acquired	8.53%
Percentage of interest held	51.88%